Pacer Trendpilot US Bond ETF
Schedule of Investments
July 31, 2020 (Unaudited)
	Principal Amount	Value
CORPORATE BONDS - 98.3%
Advertising - 0.4%
Outfront Media Capital LLC / Outfront Media Capital Corp.
5.000%, 08/15/2027 (a)	$850,000	$833,689
Aerospace/Defense - 2.0%
Spirit AeroSystems, Inc.
4.600%, 06/15/2028	2,220,000	1,738,538
TransDigm, Inc.
6.250%, 03/15/2026 (a)	2,170,000	2,292,073
		4,030,611
Agriculture - 0.5%
Vector Group Ltd.
6.125%, 02/01/2025 (a)	1,020,000	1,016,175
Apparel - 1.0%
Under Armour, Inc.
3.250%, 06/15/2026	2,200,000	2,061,125
Auto Manufacturuers - 3.2%
Allison Transmission, Inc.
5.875%, 06/01/2029 (a)	720,000	796,417
Ford Motor Co.
9.625%, 04/22/2030	2,170,000	2,862,458
Navistar International Corp.
9.500%, 05/01/2025 (a)	2,450,000	2,803,719
		6,462,594
Auto Parts & Equipment - 1.8%
Adient US LLC
9.000%, 04/15/2025 (a)	2,650,000	2,949,781
Goodyear Tire & Rubber Co.
5.000%, 05/31/2026	720,000	721,217
		3,670,998
Beverages - 0.9%
Cott Holdings, Inc.
5.500%, 04/01/2025 (a)	1,800,000	1,872,000
Building Materials - 1.5%
Builders FirstSource, Inc.
6.750%, 06/01/2027 (a)	2,640,000	2,911,748
Chemicals - 3.5%
Chemours Co.
7.000%, 05/15/2025	2,550,000	2,590,800
TPC Group, Inc.
10.500%, 08/01/2024 (a)	2,050,000	1,828,559
Tronox, Inc.
6.500%, 04/15/2026 (a)	2,530,000	2,542,397
		6,961,756
Commercial Services - 4.9%
ADT Security Corp.
4.875%, 07/15/2032 (a)	720,000	725,872
Allied Universal Holdco LLC / Allied Universal Finance Corp.
6.625%, 07/15/2026 (a)	2,270,000	2,431,737
APX Group, Inc.
6.750%, 02/15/2027 (a)	2,320,000	2,317,030
Gartner, Inc.
5.125%, 04/01/2025 (a)	900,000	932,756
Service Corp. International
5.125%, 06/01/2029	850,000	940,686
United Rentals North America, Inc.
4.000%, 07/15/2030	2,400,000	2,487,000
		9,835,081
Computers - 0.4%
NCR Corp.
5.750%, 09/01/2027 (a)	720,000	745,042
Cosmetics/Personal Care - 0.4%
Edgewell Personal Care Co.
5.500%, 06/01/2028 (a)	760,000	823,753
Distribution/Wholesale - 2.0%
H&E Equipment Services, Inc.
5.625%, 09/01/2025	700,000	729,750
HD Supply, Inc.
5.375%, 10/15/2026 (a)	2,220,000	2,332,876
Performance Food Group, Inc.
5.500%, 10/15/2027 (a)	900,000	930,897
		3,993,523
Diversified Financial Services - 2.3%
Navient Corp.
5.625%, 08/01/2033	1,900,000	1,617,736
Navient Corp.
5.000%, 03/15/2027	2,220,000	2,128,936
OneMain Finance Corp.
5.375%, 11/15/2029	720,000	764,136
		4,510,808
Electric - 3.5%
AES Corp.
5.125%, 09/01/2027	820,000	890,016
NRG Energy, Inc.
5.250%, 06/15/2029 (a)	2,200,000	2,437,567
Talen Energy Supply LLC
7.250%, 05/15/2027 (a)	2,550,000	2,656,310
Vistra Operations Co. LLC
5.000%, 07/31/2027 (a)	900,000	961,650
		6,945,543
Entertainment - 7.3%
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op
5.500%, 05/01/2025 (a)	2,200,000	2,249,500
Churchill Downs, Inc.
5.500%, 04/01/2027 (a)	2,200,000	2,306,843
Cinemark USA, Inc.
4.875%, 06/01/2023	2,350,000	2,003,375
Live Nation Entertainment, Inc.
4.875%, 11/01/2024 (a)	1,400,000	1,326,150
Scientific Games International, Inc.
5.000%, 10/15/2025 (a)	2,100,000	2,086,613
Six Flags Theme Parks, Inc.
7.000%, 07/01/2025 (a)	2,150,000	2,312,121
Vail Resorts, Inc.
6.250%, 05/15/2025 (a)	2,100,000	2,265,375
		14,549,977
Environmental Control - 1.2%
Harsco Corp.
5.750%, 07/31/2027 (a)	2,200,000	2,313,674
Food - 2.5%
B&G Foods, Inc.
5.250%, 04/01/2025	900,000	941,517
Post Holdings, Inc.
5.500%, 12/15/2029 (a)	740,000	813,057
Simmons Foods, Inc.
5.750%, 11/01/2024 (a)	2,250,000	2,267,111
US Foods, Inc.
6.250%, 04/15/2025 (a)	820,000	880,545
		4,902,230
Food Service - 0.4%
Aramark Services, Inc.
5.000%, 02/01/2028 (a)	760,000	766,000
Forest Products & Paper - 1.2%
Mercer International, Inc.
7.375%, 01/15/2025	2,450,000	2,474,500
Healthcare-Products - 0.4%
Hologic, Inc.
4.375%, 10/15/2025 (a)	800,000	821,740
Healthcare-Services - 2.0%
Catalent Pharma Solutions, Inc.
5.000%, 07/15/2027 (a)	800,000	852,648
MEDNAX, Inc.
6.250%, 01/15/2027 (a)	800,000	847,016
Select Medical Corp.
6.250%, 08/15/2026 (a)	2,120,000	2,287,565
		3,987,229
Home Builders - 1.0%
MDC Holdings, Inc.
6.000%, 01/15/2043	1,735,000	1,999,102
Insurance - 0.5%
Radian Group, Inc.
6.625%, 03/15/2025	850,000	908,459
Internet - 0.4%
GrubHub Holdings, Inc.
5.500%, 07/01/2027 (a)	720,000	752,400
Investment Companies - 1.2%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
4.750%, 09/15/2024	2,450,000	2,502,834
Iron/Steel - 1.3%
Cleveland-Cliffs, Inc.
9.875%, 10/17/2025 (a)	2,420,000	2,646,875
Leisure Time - 0.5%
Sabre GLBL, Inc.
5.250%, 11/15/2023 (a)	1,050,000	1,033,583
Lodging - 1.5%
Marriott Ownership Resorts, Inc. / ILG LLC
6.500%, 09/15/2026	2,250,000	2,310,120
Wyndham Hotels & Resorts, Inc.
5.375%, 04/15/2026 (a)	750,000	767,179
		3,077,299
Machinery-Construction & Mining - 1.2%
Terex Corp.
5.625%, 02/01/2025 (a)	2,430,000	2,475,878
Media - 9.2%
AMC Networks, Inc.
4.750%, 08/01/2025	2,200,000	2,258,531
Cumulus Media New Holdings, Inc.
6.750%, 07/01/2026 (a)	2,550,000	2,319,263
Diamond Sports Group LLC / Diamond Sports Finance Co.
5.375%, 08/15/2026 (a)	2,520,000	1,946,662
DISH DBS Corp.
5.875%, 11/15/2024	700,000	730,915
Gray Television, Inc.
7.000%, 05/15/2027 (a)	2,250,000	2,464,087
iHeartCommunications, Inc.
4.750%, 01/15/2028 (a)	800,000	795,592
Liberty Interactive LLC
8.250%, 02/01/2030	2,360,000	2,494,319
Nexstar Broadcasting, Inc.
5.625%, 07/15/2027 (a)	800,000	857,492
Sinclair Television Group, Inc.
5.500%, 03/01/2030 (a)	750,000	751,043
Sirius XM Radio, Inc.
5.500%, 07/01/2029 (a)	720,000	803,477
TEGNA, Inc.
4.625%, 03/15/2028 (a)	880,000	871,860
Univision Communications, Inc.
5.125%, 02/15/2025 (a)	2,250,000	2,188,125
		18,481,366
Mining - 2.1%
Arconic Corp.
6.000%, 05/15/2025 (a)	700,000	755,996
Compass Minerals International, Inc.
6.750%, 12/01/2027 (a)	2,350,000	2,553,721
Freeport-McMoRan, Inc.
5.450%, 03/15/2043	720,000	802,411
		4,112,128
Miscellaneous Manufacturing - 0.4%
Koppers, Inc.
6.000%, 02/15/2025 (a)	850,000	878,143
Oil & Gas - 6.8%
Apache Corp.
4.375%, 10/15/2028	720,000	720,900
Continental Resources, Inc.
4.500%, 04/15/2023	710,000	711,299
CVR Energy, Inc.
5.250%, 02/15/2025 (a)	700,000	640,937
EQT Corp.
6.125%, 02/01/2025	800,000	878,116
Hilcorp Energy I LP / Hilcorp Finance Co.
6.250%, 11/01/2028 (a)	2,200,000	2,029,082
Murphy Oil Corp.
5.875%, 12/01/2027	2,200,000	2,026,068
Occidental Petroleum Corp.
2.900%, 08/15/2024	720,000	679,082
PDC Energy, Inc.
5.750%, 05/15/2026	800,000	804,292
Southwestern Energy Co.
7.500%, 04/01/2026	2,320,000	2,184,060
Sunoco LP / Sunoco Finance Corp.
4.875%, 01/15/2023	800,000	815,916
WPX Energy, Inc.
4.500%, 01/15/2030	2,280,000	2,126,887
		13,616,639
Oil & Gas Services - 0.4%
Archrock Partners LP / Archrock Partners Finance Corp.
6.250%, 04/01/2028 (a)	720,000	729,000
Packaging & Containers - 3.2%
Ball Corp.
5.000%, 03/15/2022	715,000	750,553
Berry Global, Inc.
4.500%, 02/15/2026 (a)	700,000	719,379
LABL Escrow Issuer LLC
6.750%, 07/15/2026 (a)	2,350,000	2,543,511
Mauser Packaging Solutions Holding Co.
5.500%, 04/15/2024 (a)	2,260,000	2,307,550
		6,320,993
Pharmaceuticals - 1.3%
Par Pharmaceutical, Inc.
7.500%, 04/01/2027 (a)	2,370,000	2,523,908
Pipelines - 5.7%
EnLink Midstream Partners LP
4.150%, 06/01/2025	1,900,000	1,527,230
EQM Midstream Partners LP
5.500%, 07/15/2028	720,000	748,102
Genesis Energy LP / Genesis Energy Finance Corp.
7.750%, 02/01/2028	2,120,000	2,046,542
NuStar Logistics LP
5.625%, 04/28/2027	720,000	704,531
Rockies Express Pipeline LLC
4.950%, 07/15/2029 (a)	2,030,000	1,993,216
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
5.500%, 09/15/2024 (a)	700,000	673,529
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
6.500%, 07/15/2027	2,120,000	2,273,700
Western Midstream Operating LP
5.250%, 02/01/2050	1,445,000	1,429,524
		11,396,374
Real Estate - 6.6%
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL
5.750%, 05/15/2026 (a)	2,550,000	2,148,145
Cushman & Wakefield US Borrower LLC
6.750%, 05/15/2028 (a)	800,000	858,500
Diversified Healthcare Trust
4.750%, 02/15/2028	2,550,000	2,226,815
ESH Hospitality, Inc.
5.250%, 05/01/2025 (a)	2,200,000	2,250,589
Howard Hughes Corp.
5.375%, 03/15/2025 (a)	700,000	709,229
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
4.250%, 02/01/2027 (a)	2,230,000	1,889,925
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer
7.500%, 06/01/2025 (a)	2,350,000	2,511,856
Service Properties Trust
5.000%, 08/15/2022	700,000	692,882
		13,287,941
Retail - 3.4%
Gap, Inc.
8.375%, 05/15/2023 (a)	700,000	773,063
L Brands, Inc.
6.750%, 07/01/2036	1,700,000	1,646,195
Staples, Inc.
7.500%, 04/15/2026 (a)	2,370,000	2,083,396
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.500%, 06/01/2024	2,313,000	2,363,458
		6,866,112
Semiconductors - 1.3%
Amkor Technology, Inc.
6.625%, 09/15/2027 (a)	2,440,000	2,689,649
Software - 1.8%
The Dun & Bradstreet Corp.
6.875%, 08/15/2026 (a)	2,650,000	2,900,094
SS&C Technologies, Inc.
5.500%, 09/30/2027 (a)	720,000	774,000
		3,674,094
Telecommunications - 4.4%
CommScope Technologies LLC
5.000%, 03/15/2027 (a)	750,000	726,409
Embarq Corp.
7.995%, 06/01/2036	2,170,000	2,548,058
Plantronics, Inc.
5.500%, 05/31/2023 (a)	2,550,000	2,418,203
T-Mobile USA, Inc.
4.750%, 02/01/2028	2,350,000	2,549,398
ViaSat, Inc.
5.625%, 04/15/2027 (a)	550,000	584,108
		8,826,176
Toys/Games/Hobbies - 0.4%
Mattel, Inc.
5.875%, 12/15/2027 (a)	745,000	810,776
Transportation - 0.4%
XPO Logistics, Inc.
6.250%, 05/01/2025 (a)	800,000	866,500
TOTAL CORPORATE BONDS (Cost $192,719,038)		196,966,025

SHORT-TERM INVESTMENTS - 0.1%
Money Market Deposit Accounts - 0.1%
U.S. Bank Money Market Deposit Account, 0.04% (b)	194,107	194,107
TOTAL SHORT-TERM INVESTMENTS (Cost $194,107)		194,107

Total Investments (Cost $192,913,145) - 98.4%		197,160,132
Other Assets in Excess of Liabilities - 1.6%		3,151,150
TOTAL NET ASSETS - 100.0%		$200,311,282

Percentages are stated as a percent of net assets.
(a)
Restriced security as defined in Rule 144(a) under the Securities Act of 1933.  Resale to the public may require registration or may extend only to qualified institutional buyers.
At July 31, 2020, the market value of these securities total $125,553,936, which represents 62.7% of total net assets.

(b)	The rate shown is as of July 31, 2020.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management.
This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at July 31, 2020 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America ("GAAP").  The Funds are investment companies that follow the accounting and reporting guidelines of the Financial Accounting Standards Board  Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market, Nasdaq Global Select Market, and Nasdaq Capital Market Exchange  (collectively "Nasdaq"). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price ("NOCP") will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company's net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of  Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturies of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2020:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Corporate Bonds	$ -	$ 196,966,025	$ -	$ -	$ 196,966,025
Short-Term Investments	194,107	-	-	-	194,107
Total Investments in Securities	$ 194,107	$ 196,966,025	$ -	$ -	$ 197,160,132
^ See Schedule of Investments for industry breakouts.

For the period ended July 31, 2020, the Fund did not recognize any transfers to or from Level 3.